Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies
Schedule of capital expenditures contracted

	As of December 31,
	2024	2025
Property, plant and equipment	5,896,469	3,762,026
Leasehold improvements	527,363	427,143
Total	6,423,832	4,189,169